Segment and Revenue Analysis - Schedule of Generated from Different Revenue Streams (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total		$ 5,868,771	$ 4,855,181	$ 32,328,119
Product revenue - Bitcoin mining machines and related accessories [Member]
Revenue
Total	[1]		265,984	25,800,263
Product revenue - Telecommunication equipment [Member]
Revenue
Total		501,111	516,365	3,736,961
Product revenue - Solar and battery storage solution products and related accessories [Member]
Revenue
Total		570,832
Service revenue- Cryptocurrency exchange services [Member]
Revenue
Total		1,290,700	1,044,087	105,686
Service revenue- Cross-border payment and foreign exchange services [Member]
Revenue
Total		2,307,491	2,637,101	2,598,865
Service revenue – Rental services [Member]
Revenue
Total		718,139
Others [Member]
Revenue
Total	[2]	$ 480,498	$ 391,644	$ 86,344

[1]	Approximately US$25.8 million product revenue generated from the bitcoin mining machines and related accessories business in the year ended December 31, 2022 were recognized as the collection of transaction price became probable as a result of legal actions taken related to historical revenue arrangements. See Note 20.
[2]	Other revenues mainly include revenue from our service management and maintenance services and SaaS data visualization and analytics solution.